Fair value measurements - Fair Value Measurements by Level (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets measured at fair value
Fixed maturity investments	$ 1,681.0	$ 1,949.2
Equity securities	405.2	380.0
Short-term investments	1,085.2	715.5
Other long-term investments	77.8	63.6
Total investments	3,249.2	3,108.3
Derivative instruments	11.4	4.1
Total assets measured at fair value	3,280.6	3,112.4
Liabilities measured at fair value
Contingent consideration liabilities	28.2	28.8
Derivative instruments	9.5	5.1
Total liabilities measured at fair value	37.7	33.9
U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	110.5	167.9
Corporate debt securities
Assets measured at fair value
Fixed maturity investments	474.1	695.8
Asset-backed securities
Assets measured at fair value
Fixed maturity investments	486.8	494.5
Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	438.9	413.5
Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	89.0	115.9
Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	63.0	50.3
Preferred stocks
Assets measured at fair value
Fixed maturity investments	17.0	8.5
U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	1.7	2.8
Fixed income mutual funds
Assets measured at fair value
Equity securities	175.3	157.7
Common stocks
Assets measured at fair value
Equity securities	228.1	222.3
Other equity securities
Assets measured at fair value
Equity securities	1.8	0.0
Hedge funds and private equity funds
Liabilities measured at fair value
Fair value of hedges	269.0	301.4
Loan participation
Assets measured at fair value
Loan participation	20.0	0.0
Level 1
Assets measured at fair value
Fixed maturity investments	140.8	207.6
Equity securities	403.4	380.0
Short-term investments	1,073.7	679.3
Other long-term investments	0.0	0.0
Total investments	1,617.9	1,266.9
Derivative instruments	1.3	0.0
Total assets measured at fair value	1,619.2	1,266.9
Liabilities measured at fair value
Contingent consideration liabilities	0.0	0.0
Derivative instruments	0.2	0.5
Total liabilities measured at fair value	0.2	0.5
Level 1 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	109.1	164.7
Level 1 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Asset-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	31.7	42.9
Level 1 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Fixed income mutual funds
Assets measured at fair value
Equity securities	175.3	157.7
Level 1 | Common stocks
Assets measured at fair value
Equity securities	228.1	222.3
Level 1 | Other equity securities
Assets measured at fair value
Equity securities	0.0	0.0
Level 1 | Loan participation
Assets measured at fair value
Loan participation	0.0	0.0
Level 2
Assets measured at fair value
Fixed maturity investments	1,523.2	1,736.2
Equity securities	1.8	0.0
Short-term investments	11.5	36.2
Other long-term investments	0.0	0.0
Total investments	1,536.5	1,772.4
Derivative instruments	0.0	0.0
Total assets measured at fair value	1,536.5	1,772.4
Liabilities measured at fair value
Contingent consideration liabilities	0.0	0.0
Derivative instruments	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 2 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	1.4	3.2
Level 2 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	474.1	695.8
Level 2 | Asset-backed securities
Assets measured at fair value
Fixed maturity investments	486.8	494.5
Level 2 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	438.9	413.5
Level 2 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	89.0	115.9
Level 2 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	31.3	7.4
Level 2 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	0.0	3.1
Level 2 | U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	1.7	2.8
Level 2 | Fixed income mutual funds
Assets measured at fair value
Equity securities	0.0	0.0
Level 2 | Common stocks
Assets measured at fair value
Equity securities	0.0	0.0
Level 2 | Other equity securities
Assets measured at fair value
Equity securities	1.8	0.0
Level 2 | Loan participation
Assets measured at fair value
Loan participation	0.0	0.0
Level 3
Assets measured at fair value
Fixed maturity investments	17.0	5.4
Equity securities	0.0	0.0
Short-term investments	0.0	0.0
Other long-term investments	77.8	63.6
Total investments	94.8	69.0
Derivative instruments	10.1	4.1
Total assets measured at fair value	124.9	73.1
Liabilities measured at fair value
Contingent consideration liabilities	28.2	28.8
Derivative instruments	9.3	4.6
Total liabilities measured at fair value	37.5	33.4
Level 3 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Asset-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	17.0	5.4
Level 3 | U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Fixed income mutual funds
Assets measured at fair value
Equity securities	0.0	0.0
Level 3 | Common stocks
Assets measured at fair value
Equity securities	0.0	0.0
Level 3 | Other equity securities
Assets measured at fair value
Equity securities	0.0	0.0
Level 3 | Loan participation
Assets measured at fair value
Loan participation	$ 20.0	$ 0.0